Share Capital (Details Narrative) $ / shares in Units, $ in Thousands				1 Months Ended			2 Months Ended	4 Months Ended				7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 09, 2022 USD ($) $ / shares	Aug. 04, 2022 USD ($) $ / shares	Nov. 02, 2021 USD ($) $ / shares	Feb. 10, 2022 USD ($) $ / shares	Jan. 26, 2021 USD ($) $ / shares shares	Jan. 20, 2021 shares	Feb. 17, 2021 USD ($) shares	May 09, 2022 USD ($) $ / shares	Apr. 30, 2022 shares	May 10, 2021 USD ($) $ / shares	Apr. 30, 2020 shares	Aug. 05, 2021 USD ($) $ / shares	Sep. 01, 2021 shares	Aug. 20, 2014 USD ($)	Sep. 30, 2022 shares	Oct. 31, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 29, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Nov. 22, 2021 $ / shares	Apr. 13, 2021 $ / shares shares	Jan. 11, 2021 $ / shares
Classes of common shares																	1
Stock Issued During Period, Value, New Issues | $																			$ 67,549	$ (76)
2019 ATM Agreement [Member]
Proceeds from Issuance of Redeemable Preferred Stock | $ | $																			$ 51,234	$ 18,847	$ 856
Shares Issued																			2,076,992	839,442	42,756
2022 ATM Agreement [Member]
Stock Issued During Period, Value, New Issues | $																		$ 150,000,000
Stock Offering Cost | $																	$ 300
January 2021 Equity Offering [Member]
Stock issued during the period					5,400,000		141,959
Shares Issued, Price Per Share | $ / shares | $ / shares					$ 13.00
Proceeds from Issuance or Sale of Equity | $ | $					$ 70,200		$ 67,758
Common Class A | 2019 Plan [Member]
Stock issued during the period																	586,819		747,604
Common Class A [Member]
Stock issued during the period																			747,604
Dividends Payable amount per Share | $ / shares	$ 0.375	$ 0.375	$ 0.25	$ 0.25				$ 0.375		$ 0.25		$ 0.25												$ 0.12
Common Stock, Shares, Outstanding																	35,990,288
Dividends Payable, Date to be Paid	Dec. 02, 2022	Sep. 02, 2022	Dec. 02, 2021	Mar. 04, 2022				Jun. 02, 2022		Jun. 03, 2021		Sep. 03, 2021
Dividends Payable, Date of Record	Nov. 22, 2022	Aug. 23, 2022	Nov. 22, 2021	Feb. 22, 2022				May 24, 2022		May 24, 2021		Aug. 23, 2021
Dividends | $	$ 13,548	$ 13,856	$ 9,235	$ 9,257				$ 13,836		$ 9,347		$ 9,358
Common Class A [Member] | Effective First Quarter Of 2022 [Member]
Dividends Payable amount per Share | $ / shares																						$ 0.375
Common Class A [Member] | Kelso [Member]
Conversion of Stock, Shares Issued						12,955,188
Common Class A [Member] | Kelso and Maas Capital Investments [Member]
Shares Issued, Price Per Share | $ / shares | $ / shares																							$ 12.50
Number of shares sold																							5,175,000
Series C Preferred Stock [Member] | Kelso [Member]
Preferred Stock, Shares Outstanding						250,000
Series B Preferred Stock [Member]
Preferred shares issuance term description																	On August 20, 2014, the Company issued 1,400,000 Depositary Shares (the "Depositary Shares"), each of which represents 1/100th of one share of the Company's 8.75% Series B Cumulative Perpetual Preferred Shares ("Series B Preferred Shares") representing an interest in 14,000 Series B Preferred Shares, par value $0.01 per share, with a liquidation preference of $2,500.00 per share (equivalent to $25.00 per Depositary Share) (NYSE:GSL-B), priced at $25.00 per Depositary Share.
Redemption price per depositary share | $ / shares																	$ 25.00
Proceeds from Issuance of Redeemable Preferred Stock | $ | $														$ 33,497
Preferred Stock, Dividend Rate, Percentage																	8.75%
Preferred Stock, Redemption Terms																	At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).
Preferred Stock, Redemption Price Per Share | $ / shares																	$ 2,500,000.00
Preferred Stock, Shares Outstanding																	43,592		43,592
Desositary shares outstanding																	4,359,190
Series B Preferred Stock [Member] | 2019 ATM Agreement [Member]
Preferred Stock, Shares Outstanding																				8,394	428
Common Class A | 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period											184,270
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period											184,270						408,096		931,874
Stock issued during the period																			5,541,959
Conversion of Stock, Shares Issued																			12,955,188
Common shares, repurchased									184,684				521,650		568,835	307,121	(1,060,640)		(521,650)
Common Stock, Shares, Outstanding																	35,990,288		36,464,109	17,741,008	17,556,738
Stock Issued During Period, Value, New Issues | $																			$ 55	$ 0